Additional Capital Disclosures - Summary of Capital Structure (Detail) - USD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Total equity attributable to the equity shareholders of the Company		$ 587,110	$ 552,419	$ 494,956	$ 415,066
As percentage of total capital		95.00%	90.00%
Long term debt	[1]	$ 33,600	$ 61,800
Total debt	[1]	$ 33,600	$ 61,800
As percentage of total capital		5.00%	10.00%
Total capital (debt and equity)		$ 620,710	$ 614,219
Percentage of change in total equity attributable to the equity shareholders of the Company		6.00%
Percentage of change in long term debt		(46.00%)
Percentage of change in total debt		(46.00%)
Percentage of change in total capital (debt and equity)		1.00%

[1]	Before netting off debt issuance cost of $178 and $409 as at March 31, 2020 and March 31, 2019, respectively.